Long-Term Loan Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Long-Term Loan Receivable [Abstract]
Fixed interest rate	8.00%
Annum and loan periods	36 months
Interest income	$ 7	$ 8	$ 8
Subsidiary repaid	$ 20